iShares®

iShares Trust

Supplement dated January 19, 2017

to the Summary Prospectus (the “Summary Prospectus”) and

Prospectus (the “Prospectus”) each dated August 1, 2016 (as revised October 5, 2016) and

Statement of Additional Information (the “SAI”)

dated August 1, 2016 (as revised December 16, 2016),

for the iShares Core S&P Small-Cap ETF (IJR) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with the Fund’s Summary Prospectus, Prospectus and SAI.

Effective January 19, 2017, the approximate value of one Creation Unit of the Fund (as of January 18, 2017) is as follows:

Fund	Ticker	Approximate Value of a Creation Unit as of January 18, 2017
iShares Core S&P Small-Cap ETF	IJR	3,414,690

The Creation Unit size for the Fund will remain 50,000 shares per unit.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-IJR-0117

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